Taxes - Schedule of detailed information about tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [Abstract]
Income tax recovery (expense)	$ 2,813	$ (88)
Deferred income tax recovery	17,867	2,786
Total	$ 20,680	$ 2,698